Segment Information - Schedule of Significant Expense Categories (Details)		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Segment Reporting [Line Items]
Revenue		$ 39,737,227	$ 51,263,918	$ 43,796,144	$ 41,353,555
Cost of sales		(26,955,638)	(34,774,738)	(29,057,985)	(26,645,034)
Gross profit		12,781,589	16,489,180	14,738,159	14,708,521
Net income		2,783,786	3,591,285	2,237,865	3,355,409
Other Operating Segment [Member]
Segment Reporting [Line Items]
Revenue		39,737,227	51,263,918	43,796,144	41,353,555
Cost of sales		(26,955,638)	(34,774,738)	(29,057,985)	(26,645,034)
Gross profit		12,781,589	16,489,180	14,738,159	14,708,521
Payroll expense		(5,504,346)	(7,101,007)	(6,511,571)	(5,461,072)
Retail outlets related expenses		(1,419,630)	(1,831,427)	(1,683,253)	(1,198,434)
Other segment expenses	[1]	(3,073,827)	(3,965,461)	(4,305,470)	(4,693,606)
Net income		$ 2,783,786	$ 3,591,285	$ 2,237,865	$ 3,355,409

[1]	Other segment expenses include research and development expenses, selling and marketing expenses and general and administrative expenses other than payroll expense and retail outlets related expenses.